PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following:

	June 30, 2014	December 31, 2013
	(Unaudited)

Office building	$406,858	$-
Computer equipment	44,443	32,035
Furniture and fixtures	54,015	54,016
	505,316	86,051
Less: accumulated depreciation	(58,869)	(48,040)

	$446,447	$38,011

Fixed assets consist of furniture and fixtures, computer equipment, and real property which was acquired in May, 2014.  The furniture and computer equipment are being depreciated over a period of from three to five years.  The depreciable cost of the office building is being depreciated over a period of forty years.

4. PROPERTY & EQUIPMENT

Property and equipment consist of the following as of December 31, 2013 and 2012:

	2013	2012

Computer	$32,035	$32,035
Furniture	54,016	54,016
	86,051	86,051
Less depreciation	(48,040)	(26,559)

	$38,011	$59,492